Equity - Common Units (Details) - USD ($)	Jun. 27, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Class of Stock [Line Items]
Other liabilities (related party of $7 and $100)			$ 14,622,000	$ 12,359,000
Units outstanding (in shares)			67,486,000	67,486,000
Units issued (in shares)			67,486,000	67,486,000
Standby Equity Purchase Agreement
Class of Stock [Line Items]
Standby Equity Purchase Agreement, expiration period	36 months
Commitment fee	$ 1,300,000
Standby Equity Purchase Agreement, shares issued (in shares)	456,204
Other liabilities (related party of $7 and $100)		$ 1,300,000
Maximum | Standby Equity Purchase Agreement
Class of Stock [Line Items]
Standby Equity Purchase Agreement, sale of stock	$ 250,000,000